SIGNIFICANT ACCOUNTING POLICIES, Property and Equipment, OCI (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property, Plant and Equipment [Line Items]
River barges in progress and raw material related to barge production for sale to third parties	$ 12,416		$ 10,019
Fuel and supplies	4,752		3,619
Operating supplies and inventories	17,168		13,638
Estimated salvage value used in impairment test per light weight ton	435
Impairment charge	0	[1]	16,000	[1]	0	[1]
Identifiable intangible assets [Abstract]
Useful life of intangible assets	8 years
Accumulated amortization	1,356		1,181
Amortization of intangible assets	175		175		175
Estimated Amortization of Intangible Assets [Abstract]
2014	44
Other assets [Abstract]
Amortization for debt issuance expense	2,711		2,217		2,323
Deferred gains activity [Abstract]
Balance at beginning of the year	2,086		0
Deferred gains arising from sales	1,889		2,116
Amortization of deferred gains included in operating expenses as reduction to rental expense	(391)		(30)
Balance at end of the year	3,584		2,086		0
Derivative Instruments, Gain (Loss) [Line Items]
Accumulated other comprehensive loss	(1,808)		(2,624)
Amounts attributable to noncontrolling interest	0		(46)
Amounts attributable to Ultrapetrol (Bahamas) Limited	(1,808)		(2,578)
Net losses on interest rate interest rate derivatives to be reclassified in next twelve months	1,022
Interest Rate Collar [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(1,362)		(1,958)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	(574)		(803)
EURO Hedge [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized net loss	$ 128		$ 137
Minimum [Member]
Property, Plant and Equipment [Line Items]
Cash flow period	4 years
Percentage of utilization of fleet (in hundredths)	93.00%
Dry dock costs [Abstract]
Deferred dry dock costs amortization period	24 months
Maximum [Member]
Property, Plant and Equipment [Line Items]
Cash flow period	24 years
Percentage of utilization of fleet (in hundredths)	99.00%
Dry dock costs [Abstract]
Deferred dry dock costs amortization period	36 months
Ocean-going Vessels [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
Ocean-going Vessels [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	27 years
PSVs [Member]
Property, Plant and Equipment [Line Items]
Useful life	24 years
River Barges and Push Boats [Member]
Property, Plant and Equipment [Line Items]
Useful life	35 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	30 years
Furniture and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful life	15 years

[1]	(1) Operating expenses included $ 2,509, $2,753 and $4,622 in 2013, 2012 and 2011, respectively, from related parties.